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                                 HIGHMARK FUNDS

                                  Equity Funds
                               Fixed Income Funds

                      Supplement dated November 3, 1998 to
                Retail Shares Prospectus dated November 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

     Effective November 3, 1998, the information under "Alternative Sales Charge Options -- Front-End Sales Charge Waivers" on page 33 of the Prospectus is hereby amended as follows:

(4) Individuals who have received distributions from employee benefit trust accounts administered by Union Bank of California who are rolling over such distributions into an individual retirement account administered by or for which the Bank serves as trustee or custodian. All subsequent purchases into the Funds made by such individuals will be subject to the appropriate sales charge;